Fair Value Measurements - Summary of Financial Instruments Designated at Fair Value Through Profit or Loss (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Securities
Amortized cost	$ 92,117	$ 96,610
Loans
Consumer instalment and other personal	91,841	92,741
Credit cards	12,120	12,649
Business and government	375,252	380,788
Deposits	954,789	976,202
Securitization and structured entities’ liabilities	56,809	51,562
Other liabilities	41,670	37,549
Subordinated liabilities	8,412	8,500
FVOCI securities
Loans
Business and government	2	14
Fair value
Securities
Amortized cost	86,627	90,448
Financial assets or liabilities, measured at fair value
Loans
Loans	15,187	13,324
Not Carried at Fair Value | Carrying value
Loans
Residential mortgages	193,778	195,708
Consumer instalment and other personal	90,954	91,867
Credit cards	11,457	11,997
Business and government	356,859	364,265
Loans net of allowance for loan losses	653,048	663,837
Deposits	896,989	920,040
Securitization and structured entities’ liabilities	17,952	20,211
Other liabilities	3,045	3,103
Subordinated liabilities	8,412	8,500
Not Carried at Fair Value | Fair value
Loans
Residential mortgages	193,615	194,755
Consumer instalment and other personal	91,119	91,937
Credit cards	11,457	11,997
Business and government	357,436	364,866
Loans net of allowance for loan losses	653,627	663,555
Deposits	897,722	920,927
Securitization and structured entities’ liabilities	17,760	20,100
Other liabilities	2,915	2,953
Subordinated liabilities	8,680	8,756
Loans: Residential mortgages | FVTPL loans | Stage 1
Loans
FVTPL loans	60
Loans: Residential mortgages | Financial assets or liabilities, measured at fair value
Loans
Loans	60	79
Loans: Residential mortgages | FVTPL loans | Stage 1
Loans
FVTPL loans	60	79
Loans: Business and government | FVTPL loans | Stage 1
Loans
FVTPL loans	15,125	13,231
Loans: Business and government | Financial assets or liabilities, measured at fair value
Loans
Loans	15,127	13,245
Financial liabilities at fair value through profit or loss, category
Loans
Securitization and structured entities’ liabilities	38,857	31,351
Structured note liabilities	50,471	49,093
Money market deposits	604	1,129
Embedded options related to structured deposits carried at amortized cost	2,125	1,967
Metal deposits	$ 4,600	$ 3,973